GLOBAL X FUNDS
(the "Trust")

Global X MLP & Energy Infrastructure ETF
Global X SuperDividend® Alternatives ETF
Global X U.S. Preferred ETF
Global X MLP ETF
Global X FinTech ETF
Global X Internet of Things ETF
Global X Robotics & Artificial Intelligence ETF
Global X Health & Wellness Thematic ETF
Global X Longevity Thematic ETF
Global X Millennials Thematic ETF
Global X U.S. Infrastructure Development ETF
Global X Conscious Companies ETF
Global X Founder-Run Companies ETF
Global X Iconic U.S. Brands ETF
Global X Future Analytics Tech ETF
Global X Autonomous & Electric Vehicles ETF

SUPPLEMENT DATED JULY 9, 2018
TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED
APRIL 1, 2018, AS SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statements of Additional Information.

Effective July 2, 2018, Bruno del Ama, Kartik Kiran Shah, and Scott R. Chichester tendered their resignations and stepped down as Trustees of the Board of Trustees (the "Board") of the Trust.  Also effective July 2, 2018, Charles A. Baker, Luis Berruga, and Clifford J. Weber will begin serving as Trustees of the Trust.  Sanjay Ram Bharwani will continue to serve as a Trustee of the Trust.  Additionally, Mr. del Ama and Jose C. Gonzalez will sell their ownership interests in Global X Management Company LLC (the "Adviser").  As a result, all references to Mr. del Ama, Mr. Shah, and Mr. Chichester in the Statements of Additional Information for the above referenced series of the Trust are hereby deleted in their entirety.  Further, the references to Mr. del Ama and Mr. Gonzalez each owning more than 25% of the outstanding shares of the Adviser on page 36 of the Statements of Additional Information for the above referenced series are hereby removed as well.  Additionally, the disclosure presented below replaces the respective subsections under the "Management of the Trust" section beginning on page 30 of the Statements of Additional Information for the above referenced series:

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not "interested persons" of the Funds, as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), constitute 75 percent of the Board. Mr. Bharwani, an Independent Trustee, serves as the Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Luis Berruga is the sole Board member who is an "interested person" of the Trust ("Interested Trustee"). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser's commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board's decision-making process.

. . .

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of

July 9, 2018, each of the Trustees oversees 84 Funds (54 of which are operational). The address for all Trustees and officers is c/o Global X Funds®, 600 Lexington Avenue, 20th Floor, New York, New York 10022.

Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees during the Past 5 Years
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	84 (54 of which are operational)	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm)	84 (54 of which are operational)	None
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013)
84 (54 of which are operational)
Lead Independent Trustee of Clough Funds Trust (investment company) (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); and Trustee of Elevation ETF Trust (investment company) (since 2016)

Interested Trustee/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 7/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	84 (54 of which are operational)	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)		None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); [2] Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)		None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)		None
Eric Kleinschmidt[1] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)		None

1        These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

 2    Lisa K. Whittaker will take over as General Counsel of Global X Management Company LLC on July 23, 2018.  Prior to July 23, 2018, Ms. Whittaker will be employed as Counsel at SEI Investments Company.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as Trustee.

Charles A. Baker:  Mr. Baker has extensive knowledge of and experience in the financial services industry, including previously serving as Managing Director of NYSE Euronext.  Additionally, Mr. Baker has experience serving as an independent director for an exchange-traded fund trust.

Luis Berruga:  Mr. Berruga has extensive knowledge of and experience in the financial services industry, including serving as President and Chief Operating Office of Global X Management Company LLC. Mr. Berruga received his MBA from the Kellogg School of Management at Northwestern University.

Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy, and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton School of the University of Pennsylvania.

Clifford J. Weber:  Mr. Weber has experience serving as a senior executive of stock exchanges with responsibilities including exchange-traded fund and exchange-traded product issues, experience with the structure and operations of exchange-traded funds, experience with secondary market transactions involving exchange-traded funds, and experience serving as a mutual fund independent director.

. . .

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust's knowledge, as of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of each Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in a Fund, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2017.

Name of Trustee	Fund	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles A. Baker(1)	None	None	None
Sanjay Ram Bharwani	None	None	None
Scott R. Chichester(2)	None	None	None
Kartik Kiran Shah(2)	None	None	None
Clifford J. Weber(1)	None	None	None

Interested Trustee
Bruno del Ama(2)	Global X MLP ETF	$50,000-$100,000	over $100,000
Luis Berruga(3)	None	None	None

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the calendar year ended December 31, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.  As of July 2, 2018, Mr. Baker and Mr. Weber did not own any securities in any Fund.

(2) Resigned as a Trustee as of July 2, 2018.

(3) Mr. Berruga did not serve as a Trustee during the calendar year ended December 31, 2017.  Mr. Berruga became a Trustee on July 2, 2018.  As of July 2, 2018, Mr. Berruga owned the following dollar range of equity securities in the following Funds:  Global X MLP ETF - over $100,000 and Global X U.S. Preferred ETF - over $100,000.  Additionally, the aggregate dollar range of equity securities owned by Mr. Berruga in all Funds overseen by Mr. Berruga in the family of investment companies as of July 2, 2018 was over $100,000.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2017, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Charles A. Baker (1)	None	None	None	None	None
Sanjay Ram Bharwani	None	None	None	None	None
Scott R. Chichester (2)	None	None	None	None	None
Kartik Kiran Shah (2)	None	None	None	None	None
Clifford J. Weber (1)	None	None	None	None	None

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the calendar year ended December 31, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.  As of July 2, 2018, Mr. Baker and Mr. Weber did not own any securities that would change the information presented above.

(2) Resigned as a Trustee as of July 2, 2018.

No Independent Trustee or immediate family member has, during the two most recently completed calendar years, had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

• • • •
the Funds;

an officer of the Funds;

an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under

• • •
common control with the Adviser or principal underwriter of the Funds;

the Adviser or principal underwriter of the Funds;

an officer of the Adviser or principal underwriter of the Funds;

a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of the Funds' expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust's officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2017.

Name of Independent Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust
Charles A. Baker (1)	$0	$0	$0
Sanjay Ram Bharwani	$15,705	$0	$57,500
Scott R. Chichester (2)	$15,705	$0	$57,500
Kartik Kiran Shah (2)	$15,705	$0	$57,500
Clifford J. Weber (1)	$0	$0	$0

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the fiscal year ended November 30, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.

(2) Resigned as a Trustee as of July 2, 2018.

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GLOBAL X FUNDS
(the "Trust")

Global X China Consumer ETF
Global X China Energy ETF
Global X China Financials ETF
Global X China Industrials ETF
Global X China Materials ETF
Global X NASDAQ China Technology ETF
Global X FTSE Southeast Asia ETF
Global X MSCI Colombia ETF
Global X MSCI Argentina ETF
Global X MSCI Greece ETF
Global X MSCI Norway ETF
Global X FTSE Nordic Region ETF
Global X MSCI Nigeria ETF
Global X MSCI Next Emerging & Frontier ETF (formerly, Global X Next Emerging & Frontier ETF)
Global X MSCI Portugal ETF
Global X MSCI Pakistan ETF
Global X Silver Miners ETF
Global X Gold Explorers ETF
Global X Copper Miners ETF
Global X Uranium ETF
Global X Lithium & Battery Tech ETF
Global X Fertilizers/Potash ETF
Global X SuperDividend® ETF
Global X SuperDividend® U.S. ETF
Global X MSCI SuperDividend® EAFE ETF
Global X MSCI SuperDividend® Emerging Markets ETF
Global X SuperDividend® REIT ETF
Global X SuperIncome™ Preferred ETF
Global X Social Media ETF
Global X | JPMorgan Efficiente Index ETF
Global X | JPMorgan US Sector Rotator Index ETF
Global X Guru® Index ETF
Global X Scientific Beta U.S. ETF
Global X Scientific Beta Europe ETF
Global X Scientific Beta Japan ETF
Global X Scientific Beta Asia ex-Japan ETF
Global X YieldCo & Renewable Energy Income ETF (formerly, Global X YieldCo Index ETF)
Global X S&P 500® Catholic Values ETF
SUPPLEMENT DATED JULY 9, 2018
TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2018, AS SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statements of Additional Information.

Effective July 2, 2018, Bruno del Ama, Kartik Kiran Shah, and Scott R. Chichester tendered their resignations and stepped down as Trustees of the Board of Trustees (the "Board") of the Trust.  Also effective July 2, 2018, Charles A. Baker, Luis Berruga, and Clifford J. Weber will begin serving as Trustees of the Trust.  Sanjay Ram Bharwani will continue to serve as a Trustee of the Trust.  Additionally, Mr. del Ama and Jose C. Gonzalez will sell their ownership interests in Global X Management Company LLC (the "Adviser").  As a result, all references to Mr. del Ama, Mr. Shah, and Mr. Chichester in the Statements of Additional Information for the above referenced series of the Trust are hereby deleted in their entirety.   Further, the references to Mr. del Ama and Mr. Gonzalez

each owning more than 25% of the outstanding shares of the Adviser on page 46 of the Statements of Additional Information for the above referenced series are hereby removed as well.  Additionally, the disclosure presented below replaces the respective subsections under the "Management of the Trust" section beginning on page 39 of the Statements of Additional Information for the above referenced series:

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not "interested persons" of the Funds, as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), constitute 75 percent of the Board. Mr. Bharwani, an Independent Trustee, serves as the Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Luis Berruga is the sole Board member who is an "interested person" of the Trust ("Interested Trustee"). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser's commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board's decision-making process.

. . .

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of July 9, 2018, each of the Trustees oversees 84 Funds (54 of which are operational). The address for all Trustees and officers is c/o Global X Funds®, 600 Lexington Avenue, 20th Floor, New York, New York 10022.

Independent Trustees

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees during the Past 5 Years
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	84 (54 of which are operational)	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm)	84 (54 of which are operational)	None
Clifford J. Weber 600 Lexington Avenue,	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-
			84 (54 of which are operational)	Lead Independent Trustee of Clough Funds Trust

20th Floor New York, NY 10022 (1963)	2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013)
(investment company) (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); and Trustee of Elevation ETF Trust (investment company) (since 2016)

Interested Trustee/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	84 (54 of which are operational)	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)		None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022		General Counsel, GXMC (since 7/2018);[2] Counsel at SEI Investments		None

(1978)		(2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	None
Eric Kleinschmidt[1] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	None

1        These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

2    Lisa K. Whittaker will take over as General Counsel of Global X Management Company LLC on July 23, 2018.  Prior to July 23, 2018, Ms. Whittaker will be employed as Counsel at SEI Investments Company.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as Trustee.

Charles A. Baker:  Mr. Baker has extensive knowledge of and experience in the financial services industry, including previously serving as Managing Director of NYSE Euronext.  Additionally, Mr. Baker has experience serving as an independent director for an exchange-traded fund trust.

Luis Berruga:  Mr. Berruga has extensive knowledge of and experience in the financial services industry, including serving as President and Chief Operating Office of Global X Management Company LLC. Mr. Berruga received his MBA from the Kellogg School of Management at Northwestern University.

Sanjay Ram Bharwani:  Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy, and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton School of the University of Pennsylvania.

Clifford J. Weber:  Mr. Weber has experience previously serving as a senior executive of stock exchanges with responsibilities including exchange-traded fund and exchange-traded product issues, experience with the structure and operations of exchange-traded funds, experience with secondary market transactions involving exchange-traded funds, and experience serving as a mutual fund independent director.

. . .

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust's knowledge, as of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of each Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in a Fund, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2017.

Name of Trustee	Fund	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles A. Baker(1)	None	None	None
Sanjay Ram Bharwani	None	None	None
Scott R. Chichester(2)	None	None	None
Kartik Kiran Shah(2)	None	None	None
Clifford J. Weber(1)	None	None	None
Interested Trustee
Bruno del Ama(2)			over $100,000
	Global X Next Emerging & Frontier ETF	$1-$10,000
	Global X Guru® Index ETF	$1-$10,000
	Global X Scientific Beta U.S. ETF	$10,001-$50,000
	Global X Scientific Beta Europe ETF	$10,001-$50,000
	Global X Scientific Beta Japan ETF	$10,001-$50,000
	Global X Scientific Beta Asia ex-Japan ETF	$10,001-$50,000
Luis Berruga(3)	None	None	None

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the calendar year ended December 31, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.  As of July 2, 2018, Mr. Baker and Mr. Weber did not own any securities in any Fund.

(2) Resigned as a Trustee as of July 2, 2018.

(3) Mr. Berruga did not serve as a Trustee during the calendar year ended December 31, 2017.  Mr. Berruga became a Trustee on July 2, 2018.  As of July 2, 2018, Mr. Berruga owned the following dollar range of equity securities in the following Funds:  Global X SuperDividend® ETF - $10,001-$50,000 and Global X SuperIncome™ Preferred ETF - $10,001-$50,000.  Additionally, the aggregate dollar range of equity securities owned by Mr. Berruga in all Funds overseen by Mr. Berruga in the family of investment companies as of July 2, 2018 was over $100,000.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2017, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Charles A. Baker (1)	None	None	None	None	None
Sanjay Ram Bharwani	None	None	None	None	None
Scott R. Chichester (2)	None	None	None	None	None
Kartik Kiran Shah (2)	None	None	None	None	None
Clifford J. Weber (1)	None	None	None	None	None

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the calendar year ended December 31, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.  As of July 2, 2018, Mr. Baker and Mr. Weber did not own any securities that would change the information presented above.

(2) Resigned as a Trustee as of July 2, 2018.

No Independent Trustee or immediate family member has, during the two most recently completed calendar years, had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

• • •
the Funds;

an officer of the Funds;

an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

• • • • •
an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

the Adviser or principal underwriter of the Funds;

an officer of the Adviser or principal underwriter of the Funds;

a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of the Funds' expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust's officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2017.

Name of Independent Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust
Charles A. Baker (1)	$0	$0	$0
Sanjay Ram Bharwani	$56,666.64	$0	$56,666.64
Scott R. Chichester (2)	$56,666.64	$0	$56,666.64
Kartik Kiran Shah (2)	$56,666.64	$0	$56,666.64
Clifford J. Weber (1)	$0	$0	$0

(1) Mr. Baker and Mr. Weber did not serve as Trustees during the fiscal year ended October 31, 2017.  Both Mr. Baker and Mr. Weber became Trustees on July 2, 2018.

(2) Resigned as a Trustee as of July 2, 2018.

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